[Letterhead of American International Life Assurance Company of New York]

                                                     May 8, 2002

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549


                      Re:      Variable Account A of American International Life
                                 Assurance Company of New York
                      File No. 333-63730

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of American International Life Assurance Company of New York (the Company) and Variable Account A, we certify that the form of the Prospectuses and Statement of Additional Information which would have been filed under paragraph (c) of Rule 497 does not differ materially from the form of the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-63730) for Variable Account A, which was filed electronically and became effective on May 1, 2002.

If you should have any questions regarding the foregoing, please contact me at
(302) 594-2978.

Very truly yours,

Robert Saginaw
Assistant General Counsel